Description of Business and Organization (Details)			12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)
Description of Business and Organization [Line Items]
Net liabilities			$ 19,075,769	$ 11,280,967
Disposal gain of subsidiary			$ 60,622
Disposal of a Subsidiary [Member]
Description of Business and Organization [Line Items]
Cash consideration | ¥		¥ 2
Disposal of a Subsidiary [Member]
Description of Business and Organization [Line Items]
Incorporation date			Jul. 26, 2023
Net liabilities	$ 60,622					¥ 437,466
Disposal gain of subsidiary	$ 60,622	¥ 437,468
Wuxi Sowell Information Technology Company Limited (“Wuxi Sowell”) [Member]
Description of Business and Organization [Line Items]
Equity interest	100.00%					100.00%